Accounts Receivables, Other Receivables and Prepayments (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of other current assets [Abstract]
Balance at beginning of year	$ (6,590)	$ (6,062)
Bad debt expense	(1,355)	(3,673)
Write-offs	1,924	3,206
Exchange differences	315	(61)
Balance at end of year	$ (5,706)	$ (6,590)